Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Cost
At June 30, 2023	307	463	1,716	248	3,034	5,768
Reclass to assets held for sale[1]	(235)	(400)	(867)	(249)	(2,049)	(3,800)
Foreign exchange	1	2	-	-	(5)	(2)
Additions	18	307	57	1	226	609
Disposals	(3)	(63)	(495)	-	(1,131)	(1,692)
At June 30, 2024	88	309	411	-	75	883
Foreign Exchange	-	4	37	-	7	48
Additions	41	10	77	-	238	366
At June 30, 2025* restated	129	323	525	-	320	1,297
Foreign exchange	214	52	(14)	-	(8)	244
Additions	2,964	860	2,474	-	9,965	16,263
Disposals	(38)	(11)	(53)	-	-	(102)
At June 30, 2026	3,269	1,224	2,932	-	10,277	17,702

(US dollars in thousands)	Computer Equipment	Motor Vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
Depreciation
At June 30, 2023	255	263	707	50	751	2,026
Reclass to assets held for sale[1]	(201)	(287)	(543)	(71)	(616)	(1,759)
Foreign exchange	(1)	(3)	(1)	-	(23)	(28)
Charge for the year	31	87	136	21	474	749
Disposals	(4)	(40)	(30)	-	(470)	(544)
At June 30, 2024	80	20	269	-	75	444

Foreign Exchange	-	2	29	-	7	38
Charge for the year	9	41	59	-	48	157
Impairment	-	14	42	-	-	56
At June 30, 2025*restated	89	77	399	-	130	695
Foreign exchange	(1)	38	(22)	-	(5)	10
Charge for the year	315	222	64	-	48	649
Disposals	(38)	(11)	(53)	-	-	(102)
Impairment	-	-	-	-	-	-
At June 30, 2026	365	326	388	-	173	1,252

Net book value	Computer Equipment	Motor vehicles	Plant & Equipment	Fixtures & Fittings	Right-of-Use Assets	Total
At June 30, 2024	8	289	142	-	-	439
At June 30, 2025*restated	40	246	126	-	190	602
At June 30, 2026	2,904	898	2,544		10,104	16,450

1.	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 22 Discontinued Operations